UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MARCH 31, 2016

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 95.4%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	1,189,024	$913,410
Accredited Mortgage Loan Trust, 2003-3 A1	5.210%	1/25/34	1,056,905	1,028,270
Adjustable Rate Mortgage Trust, 2005-05 1A1	2.634%	9/25/35	282,637	216,389	(a)(b)
Adjustable Rate Mortgage Trust, 2005-07 2A21	2.636%	10/25/35	936,741	844,437	(a)(b)
Adjustable Rate Mortgage Trust, 2005-10 1A21	2.920%	1/25/36	348,944	300,654	(a)(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1	0.933%	3/25/36	384,501	226,304	(a)(b)
AFC Home Equity Loan Trust, 2003-3 1A	1.183%	10/25/30	1,615,893	1,378,425	(a)(c)
American Home Mortgage Assets, 2005-2 2A1A	2.952%	1/25/36	1,386,213	963,084	(a)(b)
American Home Mortgage Assets, 2006-4 1A12	0.643%	10/25/46	2,454,464	1,544,076	(a)(b)
American Home Mortgage Investment Trust, 2005-1 6A	2.881%	6/25/45	100,363	97,612	(a)(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.883%	9/25/35	292,056	217,940	(a)(b)(c)
American Home Mortgage Investment Trust, 2007-2 2A	1.233%	3/25/47	13,014,757	1,259,292	(a)
American Home Mortgage Investment Trust, 2007-A 4A	1.336%	7/25/46	2,294,605	748,663	(a)(b)(c)
Ameriquest Mortgage Securities Inc., 2002-4 M3	5.683%	2/25/33	1,803,692	1,472,029	(a)
Argent Securities Inc., 2005-W5 A2D	0.753%	1/25/36	4,170,684	3,129,486	(a)(d)
Argent Securities Inc., 2006-M2 A2C	0.583%	9/25/36	2,469,771	873,569	(a)(d)
Argent Securities Inc., 2006-M2 A2D	0.673%	9/25/36	651,846	233,243	(a)
Argent Securities Inc., 2006-M3 A2C	0.593%	10/25/36	4,012,159	1,523,285	(a)(d)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO	4.667%	10/25/35	5,657,106	896,902	(a)
Banc of America Funding Corp., 2004-B 6A1	2.088%	12/20/34	462,238	315,324	(a)(b)
Banc of America Funding Corp., 2004-C 3A1	3.023%	12/20/34	681,109	633,230	(a)(b)
Banc of America Funding Corp., 2006-D 2A1	3.117%	5/20/36	82,800	73,247	(a)(b)
Banc of America Funding Corp., 2006-D 6A1	3.362%	5/20/36	1,387,953	1,161,074	(a)(b)
Banc of America Funding Corp., 2006-F 1A1	2.925%	7/20/36	545,067	529,617	(a)(b)
Banc of America Funding Corp., 2006-H 3A1	2.785%	9/20/46	127,262	101,155	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2	2.381%	9/26/45	3,750,000	2,408,923	(a)(b)(c)
Banc of America Funding Corp., 2014-R7 3A2	2.837%	3/26/36	5,400,421	3,604,724	(a)(c)
Banc of America Funding Corp., 2015-R2 9A2	0.678%	3/27/36	5,006,955	2,586,847	(a)(c)
Banc of America Funding Corp., 2015-R4 4A3	17.334%	1/1/30	7,132,062	4,100,514	(a)(c)
Bayview Financial Acquisition Trust, 2007-A 2A	0.789%	5/28/37	1,504,321	1,085,088	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1	1.233%	3/25/37	3,663,987	3,172,390	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M2	1.333%	3/25/37	4,460,759	3,824,949	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	1.583%	3/25/37	2,021,009	1,633,759	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4	1.933%	3/25/37	872,378	669,960	(a)(c)
BCAP LLC Trust, 2009-RR4 8A2	2.999%	9/26/35	2,431,914	1,983,879	(a)(b)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.999%	9/26/35	1,994,859	1,595,042	(a)(b)(c)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	1,435,786	1,386,774	(c)
Bear Stearns Alt-A Trust, 2005-9 25A1	2.667%	11/25/35	463,625	360,725	(a)(b)
Bear Stearns Alt-A Trust, 2006-2 23A1	2.894%	3/25/36	1,668,873	1,258,674	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-SD2 1A	3.803%	6/25/43	77,378	76,106	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 M9B	4.433%	10/25/34	454,242	418,133	(a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.834%	9/25/34	122,933	111,430	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR5 2A1	0.613%	6/25/37	2,085,217	1,689,404	(a)(b)
Centex Home Equity Loan Trust, 2004-D MV1	1.053%	9/25/34	1,222,474	1,100,537	(a)
Chase Mortgage Finance Corp., 2006-S3 2A1	5.500%	11/25/21	252,969	206,323	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Chaseflex Trust, 2005-2 3A3, IO	5.067%	6/25/35	12,979,311	$2,409,312	(a)
Chevy Chase Mortgage Funding Corp., 2006-2A A1	0.563%	4/25/47	239,662	183,943	(a)(b)(c)
Citicorp Mortgage Securities Inc., 2007-8 B1	5.940%	9/25/37	4,027,275	2,019,194	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-HYB3 1A	2.718%	9/25/34	147,260	145,943	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2004-UST1 A2	1.735%	8/25/34	81,882	80,398	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	2.668%	8/25/35	278,765	232,801	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.939%	12/25/35	298,597	263,062	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2006-AR5 2A1A	2.685%	7/25/36	465,876	293,634	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-06 1A1A	2.544%	3/25/37	430,587	312,426	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A	2.789%	8/25/47	452,868	394,232	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.683%	10/25/23	1,260,000	1,309,503	(a)(b)
Countrywide Alternative Loan Trust, 2003-20CB M	5.616%	10/25/33	2,856,200	2,056,454	(a)
Countrywide Alternative Loan Trust, 2005-03CB 1A6, IO	6.717%	3/25/35	507,948	58,187	(a)
Countrywide Alternative Loan Trust, 2005-07CB 1A3, IO	6.167%	4/25/35	903,664	29,690	(a)
Countrywide Alternative Loan Trust, 2005-11CB 3A3, IO	4.567%	6/25/35	3,468,572	484,384	(a)
Countrywide Alternative Loan Trust, 2005-14 3A1	2.259%	5/25/35	356,127	247,735	(a)(b)
Countrywide Alternative Loan Trust, 2005-36 4A1	2.479%	8/25/35	929,223	836,099	(a)(b)
Countrywide Alternative Loan Trust, 2005-50CB 1A1	5.500%	11/25/35	443,827	430,006	(b)
Countrywide Alternative Loan Trust, 2005-J10 1A1	0.933%	10/25/35	195,212	150,473	(a)(b)
Countrywide Alternative Loan Trust, 2006-HY10 1A1	2.242%	5/25/36	707,099	561,720	(a)(b)
Countrywide Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	149,740	114,600	(b)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.067%	9/25/37	9,815,877	3,056,305	(a)
Countrywide Alternative Loan Trust, 2007-23CB A8	26.668%	9/25/37	927,543	1,535,963	(a)
Countrywide Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	406,070	402,210	(b)
Countrywide Alternative Loan Trust, 2007-OA8 1A1	0.613%	6/25/47	2,318,703	1,769,851	(a)
Countrywide Asset-Backed Certificates, 2006-S7 A3	5.712%	11/25/35	400,825	393,143	(a)(b)
Countrywide Asset-Backed Certificates, 2006-S9 A3	5.728%	8/25/36	141,177	141,533	(a)(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.763%	7/25/36	1,544,930	1,291,627	(a)(c)
Countrywide Asset-Backed Certificates, 2007-8 M1	0.703%	11/25/37	2,956,044	632,674	(a)
Countrywide Asset-Backed Certificates, 2007-SE1 1A1	0.983%	5/25/47	996,605	648,741	(a)(c)
Countrywide Home Equity Loan Trust, 2004-B 1A	0.656%	2/15/29	1,284,030	1,120,725	(a)(b)
Countrywide Home Equity Loan Trust, 2004-L 2A	0.716%	2/15/34	78,147	67,185	(a)(b)
Countrywide Home Equity Loan Trust, 2005-E 2A	0.656%	11/15/35	151,398	129,803	(a)(b)
Countrywide Home Loans, 2004-16 1A3A	1.193%	9/25/34	1,198,290	1,082,323	(a)(b)
Countrywide Home Loans, 2005-11 6A1	1.033%	3/25/35	68,834	61,781	(a)(b)
Countrywide Home Loans, 2005-18 A7	18.334%	10/25/35	34,263	48,467	(a)(b)
Countrywide Home Loans, 2005-HYB7 1A1	2.999%	11/20/35	1,009,489	841,888	(a)(b)
Countrywide Home Loans, 2005-HYB9 1A1	2.564%	2/20/36	247,241	213,651	(a)(b)
Countrywide Home Loans, 2006-HYB4 3B	2.830%	6/20/36	1,299,698	1,119,121	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.793%	3/25/35	520,398	457,683	(a)(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-02 2A1	1.073%	3/25/35	157,829	132,349	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.733%	5/25/35	170,487	145,935	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.390%	4/25/35	784,126	$580,903	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HY10 1A1	3.085%	2/20/36	300,453	250,502	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-HYB6 1A1	2.681%	10/20/35	1,096,509	924,953	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R2 2A3	8.000%	6/25/35	112,137	117,340	(c)
Countrywide Home Loans Mortgage Pass-Through Trust, 2006-3 2A1	0.683%	3/25/36	614,469	473,696	(a)(b)
Credit Suisse First Boston Mortgage Securities Corp., 2005-10 03A3	5.500%	11/25/35	598,359	535,933	(b)
Credit Suisse Mortgage Capital Certificates, 2006-8 2A1	5.500%	10/25/21	665,337	640,896	(b)
Credit Suisse Mortgage Capital Certificates, 2009-05R 2A3	2.361%	7/26/49	3,882,096	3,145,750	(a)(b)(c)
Credit Suisse Mortgage Capital Certificates, 2009-15R 2A2	5.388%	10/26/36	4,748,792	3,501,954	(a)(b)(c)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.983%	3/25/33	2,124,739	2,017,594	(a)(c)
Credit-Based Asset Servicing and Securitization LLC, 2006-SL1 A3	0.653%	9/25/36	4,511,188	838,215	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 2PO, PO	0.000%	4/15/36	70,266	58,640	(b)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS1, IO	8.684%	4/15/36	443,138	124,027	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 4AS2, IO	15.009%	4/15/36	422,772	201,414	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS1, IO	10.233%	4/15/36	104,744	50,633	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS3, IO	7.032%	4/15/36	385,311	136,201	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.752%	2/19/45	1,557,403	896,524	(a)(b)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.642%	3/19/45	413,704	369,709	(a)(b)
EMC Mortgage Loan Trust, 2002-AA A1	1.373%	5/25/39	114,164	109,496	(a)(c)
EMC Mortgage Loan Trust, 2006-A A1	0.886%	12/25/42	840,454	801,507	(a)(c)
Federal National Mortgage Association (FNMA), 2012-134, IO	5.717%	12/25/42	5,821,945	1,409,489	(a)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	2.287%	8/25/35	1,190,051	1,014,319	(a)(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC-11	6.250%	11/25/36	180,259	132,296	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.803%	2/25/37	383,556	177,719	(a)(b)
First Horizon Mortgage Pass-Through Trust, 2005-AR4 2A1	2.644%	10/25/35	667,569	550,920	(a)(b)
First Republic Mortgage Loan Trust, 2000-FRB2 A1	0.936%	11/15/30	247,564	220,800	(a)(b)
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	3,139,741	457,003	(d)
Greenpoint Mortgage Funding Trust, 2006-AR3 4A1	0.643%	4/25/36	3,685,116	2,736,329	(a)(b)
GS Mortgage Securities Corp. II, 2000-1A A	1.132%	3/20/23	84,306	83,178	(a)(b)(c)
GSAA Home Equity Trust, 2005-11 2A2	0.753%	10/25/35	3,940,070	2,900,402	(a)(b)
GSAA Home Equity Trust, 2005-R1 1A2, IO	4.564%	4/25/35	3,783,818	481,374	(a)(c)
GSAMP Trust, 2004-SEA2 M2	1.683%	3/25/34	4,090,000	2,865,388	(a)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	630,940	643,591	(a)(c)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.418%	6/25/34	257,566	243,209	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.893%	2/25/35	114,253	$109,433	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	96,844	104,017	(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.783%	1/25/35	301,392	251,128	(a)(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	583,501	604,651	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A3	8.000%	1/25/36	99,327	105,205	(c)
GSR Mortgage Loan Trust, 2005-AR4 2A1	2.970%	7/25/35	394,943	365,210	(a)(b)
GSR Mortgage Loan Trust, 2005-AR5 1A1	2.946%	10/25/35	155,868	135,739	(a)(b)
GSR Mortgage Loan Trust, 2006-09F 5A2, IO	6.117%	10/25/36	641,909	134,326	(a)
GSR Mortgage Loan Trust, 2006-10F 4A2, IO	6.217%	1/25/37	1,517,168	467,468	(a)
GSRPM Mortgage Loan Trust, 2007-1 A	0.833%	10/25/46	2,073,671	1,670,241	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 B5	1.432%	6/20/35	2,683,628	1,597,016	(a)
HarborView Mortgage Loan Trust, 2006-02	2.853%	2/25/36	59,030	49,072	(a)(b)
Home Equity Mortgage Trust, 2006-1 A3	0.933%	5/25/36	3,500,000	303,290	(a)
Homestar Mortgage Acceptance Corp., 2004-3 M3	2.033%	7/25/34	683,956	564,598	(a)(b)
Homestar Mortgage Acceptance Corp., 2004-6 M7	2.383%	1/25/35	1,132,859	909,350	(a)(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.560%	1/25/37	290,514	219,447	(a)(b)
Impac CMB Trust, 2004-8 1A	1.153%	10/25/34	519,719	444,760	(a)(b)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.953%	3/25/31	110,568	97,625	(a)
Indymac INDA Mortgage Loan Trust, 2005-AR2 1A1	2.879%	1/25/36	153,492	141,941	(a)(b)
Indymac INDB Mortgage Loan Trust, 2005-1 A1	0.733%	11/25/35	1,737,658	1,026,759	(a)
Indymac Index Mortgage Loan Trust, 2004-AR13 1A1	2.638%	1/25/35	124,214	114,260	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR15 1A1	3.073%	2/25/35	164,372	144,823	(a)(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	2.786%	9/25/35	122,418	103,226	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR07 5A1	2.903%	5/25/36	555,251	451,968	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR09 3A3	3.911%	6/25/36	724,864	659,108	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR11 1A1	2.987%	6/25/36	587,892	449,429	(a)(b)
Indymac Index Mortgage Loan Trust, 2006-AR25 4A3	2.816%	9/25/36	2,611,643	1,545,325	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR05 2A1	2.863%	5/25/37	2,564,542	1,953,192	(a)(b)
Indymac Index Mortgage Loan Trust, 2007-AR07 2A1	2.334%	6/25/37	295,872	223,061	(a)(b)
Irwin Home Equity, 2005-C 1M4	7.250%	4/25/30	608,152	616,481
JPMorgan Alternative Loan Trust, 2006-A4 A7	3.799%	9/25/36	1,010,853	662,588	(a)(b)
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	1,214,286	844,989	(a)(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	2.649%	3/25/37	706,204	532,615	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,322,792	1,102,176	(b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	162,218	163,180	(b)
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	49,207	50,221	(b)
Lehman ABS Corp. Home Equity Loan Trust, 2004-2 A	0.873%	6/25/34	32,909	31,311	(a)
Lehman Mortgage Trust, 2006-3 1A7, IO	4.967%	7/25/36	9,398,674	2,000,237	(a)
Lehman Mortgage Trust, 2006-3 2A1	0.793%	7/25/36	3,863,164	1,046,912	(a)
Lehman Mortgage Trust, 2006-3 2A2, IO	6.707%	7/25/36	4,352,739	1,402,111	(a)
Lehman Mortgage Trust, 2006-7 1A3, IO	4.917%	11/25/36	9,365,407	2,191,619	(a)
Lehman Mortgage Trust, 2006-7 3A2, IO	6.717%	11/25/36	7,105,806	2,780,803	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.197%	2/25/37	12,422,887	4,882,220	(a)
Lehman XS Trust, 2005-9N 1A1	0.703%	2/25/36	1,482,420	1,170,020	(a)(b)
Lehman XS Trust, 2006-14N 3A2	0.553%	8/25/36	2,474,741	1,872,793	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Lehman XS Trust, 2006-19 A4	0.603%	12/25/36	1,135,791	$782,296	(a)(b)
Lehman XS Trust, 2007-8H A1	0.563%	6/25/37	54,843	49,346	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	2.761%	10/25/34	190,092	184,663	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.643%	4/25/46	384,849	274,115	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	2.781%	2/25/36	84,110	81,035	(a)(b)
MASTR Asset-Backed Securities Trust, 2005-AB1 A5A	5.712%	11/25/35	3,360,000	1,734,294
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	854,416	842,051	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	231,464	236,873	(c)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	94,942	97,400	(c)
MASTR Reperforming Loan Trust, 2005-2 1A3	7.500%	5/25/35	14,355	14,798	(c)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.599%	5/25/36	1,751,294	1,597,530	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A2 A5	2.644%	2/25/35	392,090	391,330	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	2.823%	3/25/36	908,070	599,742	(a)(b)
Morgan Stanley Capital Inc., 2003-NC10 M2	3.133%	10/25/33	391,276	372,623	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 2A2	2.876%	8/25/34	453,073	445,981	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-7AR B1	2.655%	9/25/34	557,801	274,914	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.503%	6/25/36	317,204	148,784	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-05AX 2A3	0.663%	2/25/37	1,466,977	784,508	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	4.375%	11/25/37	1,196,807	860,714	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R2 1B	0.747%	12/26/46	1,065,646	457,508	(a)(c)
New Century Home Equity Loan Trust, 2004-3 M3	1.498%	11/25/34	856,162	681,967	(a)
Nomura Resecuritization Trust, 2014-5R 1A9	11.201%	6/26/35	1,819,321	1,807,377	(a)(b)(c)
Park Place Securities Inc., 2004-WHQ2 M5	2.158%	2/25/35	3,070,364	2,112,014	(a)
Popular ABS Mortgage Pass-Through Trust, 2004-4 M2	4.700%	9/25/34	1,367,983	1,208,470
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	3,133,124	2,859,746	(b)(c)
Provident Bank Home Equity Loan Trust, 2000-2 A1	0.973%	8/25/31	1,262,783	934,235	(a)
RAAC Series, 2006-RP3 A	0.706%	5/25/36	599,451	539,257	(a)(c)
RAAC Series, 2007-RP2 A	0.786%	2/25/46	970,610	902,215	(a)(c)
Renaissance Home Equity Loan Trust, 2004-3 M1	5.157%	11/25/34	802,484	680,495
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	633,538	443,108
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.673%	8/25/36	1,340,260	721,248	(a)(d)
Renaissance Home Equity Loan Trust, 2007-1 AF3	5.612%	4/25/37	3,199,852	1,529,585	(d)
Renaissance Home Equity Loan Trust, 2007-2 AF1	5.893%	6/25/37	2,629,703	1,223,187	(d)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	453,177	203,133
Renaissance Home Equity Loan Trust, 2007-2 AF5	6.203%	6/25/37	1,949,147	958,969	(d)
Renaissance Home Equity Loan Trust, 2007-2 AF6	5.879%	6/25/37	3,278,658	1,521,460	(d)
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,678,468	949,913	(d)
Residential Accredit Loans Inc., 2005-QA3 CB4	3.494%	3/25/35	2,399,786	1,531,212	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A11	3.444%	1/25/36	786,300	604,440	(a)(b)
Residential Accredit Loans Inc., 2006-QA01 A31	4.693%	1/25/36	1,890,138	1,457,042	(a)(b)
Residential Accredit Loans Inc., 2006-QA04 A	0.613%	5/25/36	514,771	387,004	(a)(b)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.703%	2/25/46	3,613,308	2,030,785	(a)(b)
Residential Accredit Loans Inc., 2006-QO2 A2	0.703%	2/25/46	4,781,288	1,999,035	(a)(d)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.727%	9/25/36	968,506	260,993	(a)
Residential Accredit Loans Inc., 2007-QA2 A1	0.563%	2/25/37	488,137	422,456	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Residential Asset Mortgage Products Inc., 2002-RS4 AII	1.073%	8/25/32	245,687	$228,679	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	928,417	949,479
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	119,995	102,125
Residential Asset Mortgage Products Inc., 2005-SL2 A5	8.000%	10/25/31	315,861	305,211
Residential Asset Securities Corp., 2003-KS9 A2B	1.073%	11/25/33	1,003,913	840,948	(a)
Residential Asset Securitization Trust, 2005-A13 1A3	0.903%	10/25/35	196,229	138,040	(a)(b)
Residential Asset Securitization Trust, 2005-A7 A2, IO	6.817%	6/25/35	2,813,904	524,082	(a)
Residential Asset Securitization Trust, 2006-A1 1A6	0.933%	4/25/36	2,221,834	1,288,579	(a)(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO	5.067%	4/25/36	4,604,838	1,064,166	(a)
Residential Asset Securitization Trust, 2007-A1 A6, IO	6.623%	3/25/37	5,657,052	1,839,582	(a)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	411,882	345,857	(b)
Residential Funding Mortgage Securities I, 2005-SA3 1A	2.908%	8/25/35	1,784,302	1,339,480	(a)(b)
Residential Funding Mortgage Securities I, 2006-S8 A12, IO	4.967%	9/25/36	7,743,748	1,361,502	(a)
Residential Funding Mortgage Securities I, 2006-SA2 4A1	5.511%	8/25/36	450,778	395,956	(a)(b)
Residential Funding Mortgage Securities I, 2007-S6 1A13, IO	5.067%	6/25/37	3,883,858	672,782	(a)
Residential Funding Mortgage Securities II, 2004-HS1 AI6	3.640%	3/25/34	14,779	14,797	(a)(b)
Residential Funding Mortgage Securities II, 2005-HI2 M7	5.810%	5/25/35	359,604	361,925	(b)
Saxon Asset Securities Trust, 2007-3 2A1	0.653%	9/25/47	357,316	353,103	(a)(d)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.183%	3/25/25	4,301,788	4,140,896	(a)
Structured ARM Loan Trust, 2004-07 A3	1.168%	6/25/34	193,399	179,877	(a)(b)
Structured ARM Loan Trust, 2004-18 1A2	2.688%	12/25/34	615,542	583,675	(a)(b)
Structured ARM Loan Trust, 2005-04 1A1	2.769%	3/25/35	267,148	232,810	(a)(b)
Structured ARM Loan Trust, 2005-04 5A	2.849%	3/25/35	219,111	195,854	(a)(b)
Structured ARM Loan Trust, 2005-07 1A3	2.832%	4/25/35	146,240	136,449	(a)(b)
Structured ARM Loan Trust, 2005-20 4A2	2.715%	10/25/35	308,932	10,392	(a)
Structured ARM Loan Trust, 2006-8 3A5	4.155%	9/25/36	2,235,631	1,768,781	(a)(b)
Structured ARM Loan Trust, 2007-5 2A2	2.753%	6/25/37	1,066,852	613,019	(a)(b)
Structured Asset Investment Loan Trust, 2004-8 M7	3.208%	9/25/34	41,839	36,653	(a)
Structured Asset Investment Loan Trust, 2004-8 M9	4.183%	9/25/34	318,981	96,198	(a)
Structured Asset Mortgage Investments Inc., 2006-AR5 4A1	0.653%	5/25/46	745,990	403,797	(a)(b)
Structured Asset Securities Corp., 2004-20 5A1	6.250%	11/25/34	216,229	220,358	(b)
Structured Asset Securities Corp., 2005-5 2A2	5.500%	4/25/35	203,586	200,232	(b)
Structured Asset Securities Corp., 2005-RF1 A	0.783%	3/25/35	84,558	69,657	(a)(b)(c)
Structured Asset Securities Corp., 2006-RF3 1A1, PAC-11	6.000%	10/25/36	1,134,757	1,125,807	(c)
Structured Asset Securities Corp., 2006-RF4 2A2	6.000%	10/25/36	1,957,693	1,044,993	(c)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.686%	3/16/30	823,367	696,390	(a)(b)(c)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	2.758%	10/20/35	66,702	60,070	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-09 5A4	32.758%	11/25/35	117,336		$218,501	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 2A3	1.333%	11/25/35	231,737		162,363	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-8 1A6	21.696%	10/25/35	416,240		572,244	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.923%	10/25/45	436,425		359,816	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR18 2A1	2.741%	1/25/36	761,130		674,778	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 A1	0.533%	12/25/36	633,699		412,545	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR15 2A1B	2.155%	11/25/46	661,145		306,875	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR16 2A2	2.238%	12/25/36	393,607		333,963	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR18 1A1	1.975%	1/25/37	47,946		40,428	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY3 4A1	2.543%	3/25/37	155,798		146,880	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY7 1A1	2.485%	7/25/37	152,508		123,603	(a)(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.027%	3/25/37	5,954,961		1,098,800	(a)(e)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR2 2A2	2.874%	3/25/35	143,482		144,676	(a)(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $203,128,934)					214,587,024

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 16.7%
Access Group Inc., 2004-A B1	1.699%	7/1/39	1,400,000		1,126,990	(a)
American Money Management Corp., 2015-16A E	6.224%	4/14/27	2,500,000		1,949,165	(a)(c)(d)
Babson CLO Ltd., 2015-2A E	6.174%	7/20/27	1,500,000		1,277,555	(a)(c)
Bombardier Capital Mortgage Securitization Corp. Trust, 1998-B A	6.530%	10/15/28	847,523		884,308	(a)
Bombardier Capital Mortgage Securitization Corp. Trust, 1999-A A3	5.980%	3/15/29	453,261		464,352	(a)
Carlyle Global Market Strategies, 2015-2A D	5.921%	4/27/27	1,250,000		1,019,833	(a)(c)(d)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.414%	10/25/36	471,013		493,718	(c)
Dryden Senior Loan Fund, 2015-40A E	6.568%	8/15/28	1,300,000		1,100,961	(a)(c)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	431,559		382,535	(c)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	5.824%	7/20/27	1,250,000		1,011,768	(a)(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	1,117,738		1,104,528	(b)
Greenpoint Manufactured Housing, 1999-3 2A2	3.581%	6/19/29	400,000		348,000	(a)(b)
Greenpoint Manufactured Housing, 1999-4 A2	3.925%	2/20/30	550,000		478,500	(a)(b)
Greenpoint Manufactured Housing, 2000-4 A3	2.434%	8/21/31	25,000		23,787	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.929%	2/20/32	300,000		274,573	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.931%	3/13/32	525,000		474,335	(a)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	1,078,000	EUR	1,214,389	(c)(f)
Nationstar HECM Loan Trust, 2015-2A M2	6.657%	11/25/25	940,000		941,172	(c)
Neuberger Berman CLO Ltd., 2015-19A D	5.872%	7/15/27	2,000,000		1,577,372	(a)(c)
Newcastle Mortgage Securities Trust, 2006-1 M4	0.883%	3/25/36	4,000,000		2,309,564	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	2,030,222		$1,794,293	(a)(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	2,073,901		1,855,964	(a)(b)
Purchasing Power Funding, 2015-A C	8.000%	12/15/19	1,874,884		1,856,135	(c)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	2,880,000		2,484,253	(c)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875		3,196,875	(c)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/2124	700		2,187,500	(c)(f)
Structured Asset Securities Corp., 2005-WF3 M3	1.013%	7/25/35	2,100,976		1,513,657	(a)
Treman Park CLO Ltd, 2015-1A E	6.824%	4/20/27	2,800,000		2,426,497	(a)(c)(d)
Voya CLO Ltd., 2015-1A D	6.220%	4/18/27	2,000,000		1,689,220	(a)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $39,849,661)					37,461,799

			FACE AMOUNT†
COMMERCIAL MORTGAGE-BACKED SECURITIES - 35.2%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.618%	4/10/49	3,000,000		2,969,005	(a)(d)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.916%	12/15/19	1,500,000		1,411,564	(a)(c)
BCAP LLC Trust, 2014-RR3 3A2	0.293%	7/26/36	85,000		53,249	(c)
BCAP LLC Trust, 2014-RR3 5A2	0.577%	10/26/36	100,000		62,083	(a)(c)
BLCP Hotel Trust, 2014-CLMZ M	6.164%	8/15/29	1,480,185		1,371,022	(a)(c)
Carefree Portfolio Trust, 2014-CMZB MZB	8.158%	11/15/29	4,000,000		3,975,011	(a)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	1,933,399		1,547,686	(a)(d)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,000,000		1,181,202	(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 E	4.156%	4/10/48	2,950,000		1,951,328	(a)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 F	4.156%	4/10/48	1,410,000		826,154	(a)(c)
Commercial Mortgage Trust, 2013-CR09 E	4.254%	7/10/45	3,500,000		2,694,755	(a)(c)(d)
Commercial Mortgage Trust, 2013-CR12 E	5.084%	10/10/46	110,000		94,718	(a)(c)
Commercial Mortgage Trust, 2015-CR25 D	3.797%	8/10/48	100,000		71,404	(a)
Commercial Mortgage Trust, 2015-CR25 E	4.547%	8/10/48	3,000,000		1,914,505	(a)(c)(d)
Commercial Mortgage Trust, 2015-CR25 F	4.547%	8/10/48	1,400,000		647,002	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,501,000		2,121,017	(d)
Credit Suisse European Mortgage Capital Ltd., 2014-1MGN B	7.165%	7/20/22	1,406,089	EUR	1,559,989	(a)(c)(f)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	2,010,000		1,946,175	(a)(d)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,940,000		1,791,340	(a)(d)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,620,000		1,225,506	(c)
Credit Suisse Mortgage Trust, 2015	8.928%	7/20/20	3,000,000		2,844,552	(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/1/28	4,000,000		3,880,844	(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000		1,527,253	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.642%	6/25/20	807,838		40,909	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.726%	9/25/41	10,200,000		974,472	(a)(b)
FREMF Mortgage Trust, 2014-KF05 B	4.441%	9/25/22	2,015,798		2,026,015	(a)(c)
GE Business Loan Trust, 2005-1A D	3.156%	6/15/33	763,615		660,236	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
GE Business Loan Trust, 2006-1A C	0.856%	5/15/34	185,391	$157,433	(a)(c)
GE Business Loan Trust, 2006-2A C	0.816%	11/15/34	1,085,687	942,726	(a)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	2,000,000	1,963,148	(a)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	190,000	175,607
GS Mortgage Securities Trust, 2007-GG10 AJ	5.794%	8/10/45	4,800,000	1,968,000	(a)
GS Mortgage Securities Trust, 2010-C1 X, IO	1.460%	8/10/43	13,602,126	700,228	(a)(b)(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.769%	8/10/46	160,000	131,881	(a)(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.661%	11/15/16	1,750,000	1,655,858	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.119%	8/15/48	550,000	384,969	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	380,000	368,217
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.935%	4/17/45	940,000	713,675	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	2,290,000	1,724,370	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	420,000	310,323	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	600,000	548,985	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.699%	2/12/49	1,610,000	1,380,575	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.007%	2/15/51	1,080,000	1,043,535	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.661%	10/15/19	1,900,000	1,759,875	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	412,000	364,932	(a)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.174%	9/12/49	1,422,000	1,228,233	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.174%	9/12/49	400,000	346,439	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	750,000	442,532	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.529%	10/15/48	2,000,000	1,340,186	(a)(c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 F	4.529%	10/15/48	900,000	477,726	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,290,000	1,046,652	(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.096%	12/12/49	1,590,000	1,461,927	(a)(d)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	2,520,000	2,333,320	(c)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.889%	5/10/63	3,130,000	2,236,401	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.889%	5/10/63	5,510,000	2,332,190	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	130,000	93,362	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.612%	11/15/48	2,000,000	1,342,302	(a)(c)(d)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.471%	12/15/47	400,000	311,858	(a)
WF-RBS Commercial Mortgage Trust, 2011-C4 F	5.000%	6/15/44	3,870,000	3,334,050	(a)(c)(d)
WF-RBS Commercial Mortgage Trust, 2012-C9 E	4.803%	11/15/45	3,500,000	3,112,646	(a)(c)(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $83,497,386)				79,103,157

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 3.9%
CONSUMER DISCRETIONARY - 1.4%
Household Durables - 1.4%
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	3,000,000	$3,093,252	(d)

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Corp., Pass-Through Trust	9.350%	1/10/23	480,000	574,816	(b)(c)

INDUSTRIALS - 0.0%
Airlines - 0.0%
Air 2 US, Notes	8.027%	10/1/19	83,842	87,615	(b)(c)

MATERIALS - 1.3%
Metals & Mining - 1.3%
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,800,000	2,828,000	(c)(d)

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,650,000	2,285,625	(d)(g)

TOTAL CORPORATE BONDS & NOTES (Cost - $9,222,110)				8,869,308

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $335,698,091)				340,021,288

			SHARES
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,711,611)	0.225%		2,711,611	2,711,611

TOTAL INVESTMENTS - 152.4% (Cost - $338,409,702#)				342,732,899
Liabilities in Excess of Other Assets - (52.4)%				(117,836,326)

TOTAL NET ASSETS - 100.0%				$224,896,573

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Illiquid security.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
EUR	— Euro
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”), consisting primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about March 1, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$214,587,024	—	$214,587,024
Asset-Backed Securities	—	28,180,400	$9,281,399	37,461,799
Commercial Mortgage-Backed Securities	—	77,543,168	1,559,989	79,103,157
Corporate Bonds & Notes:
Industrials	—	—	87,615	87,615
Other Corporate Bonds & Notes	—	8,781,693	—	8,781,693

Total Long-Term Investments	—	$329,092,285	$10,929,003	$340,021,288

Short-Term Investments†	$2,711,611	—	—	$2,711,611

Total Investments	$2,711,611	$329,092,285	$10,929,003	$342,732,899

Other Financial Instruments:
Futures Contracts	$9,182	—	—	$9,182
Forward Foreign Currency Contracts	—	$1,000	—	1,000

Total Other Financial Instruments	$9,182	$1,000	—	$10,182

Total	$2,720,793	$329,093,285	$10,929,003	$342,743,081

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,285	—	—	$4,285
Forward Foreign Currency Contracts	—	$21,775	—	21,775
OTC Total Return Swaps	—	89,018	—	89,018

Total	$4,285	$110,793	—	$115,078

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	ASSET-BACKED SECURITIES	COMMERCIAL MORTGAGE- BACKED SECURITIES	INDUSTRIALS	OTC TOTAL RETURN SWAPS	TOTAL
Balance as of December 31, 2015	$9,415,616	$11,547,644	—	$0 *	$20,963,260
Accrued premiums/discounts	4,397	6,610	—	—	11,007
Realized gain (loss)	9,599	(9,141)	—	885	1,343
Change in unrealized appreciation (depreciation)[1]	159,789	(173,785)	—	(89,018)	(103,014)
Purchases	—	—	—	—	—
Sales	(308,002)	(3,085,943)	—	(885)	(3,394,830)
Transfers into Level 3[2]	—	—	$87,615	—	87,615
Transfers out of Level 3[3]	—	(6,725,396)	—	89,018	(6,636,378)

Balance as of March 31, 2016	$9,281,399	$1,559,989	$87,615	—	$10,929,003

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$159,789	$56,169	—	—	$215,958

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,368,435
Gross unrealized depreciation	(17,045,238)

Net unrealized appreciation	$4,323,197

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Royal Bank of Canada	1.817%	1/7/2016	4/7/2016		$375,000	Residential Mortgage-Backed Securities	$353,103
						Cash	14,956
Royal Bank of Canada	1.867%	1/7/2016	4/7/2016		627,000	Residential Mortgage-Backed Securities	721,248
						Cash	25,007
Royal Bank of Canada	1.967%	1/7/2016	4/7/2016		4,119,000	Commercial Mortgage-Backed Securities	4,932,153
						Cash	164,281
Royal Bank of Canada	2.017%	1/7/2016	4/7/2016		4,833,000	Residential Mortgage-Backed Securities	6,658,106
						Cash	192,758
Royal Bank of Canada	2.067%	1/7/2016	4/7/2016		2,444,000	Commercial Mortgage-Backed Securities	3,334,050
						Cash	97,476
Royal Bank of Canada	2.117%	1/7/2016	4/7/2016		5,971,000	Commercial Mortgage-Backed Securities	5,807,401
						Residential Mortgage-Backed Securities	2,744,647
						Cash	238,145
Royal Bank of Canada	2.167%	1/7/2016	4/7/2016		6,954,000	Commercial Mortgage-Backed Securities	3,865,833
						Asset-Backed Securities	7,084,715
						Cash	277,351
Royal Bank of Canada	1.321%	1/27/2016	4/27/2016		2,519,000	Corporate Bonds & Notes	3,093,252
						Cash	100,467
Royal Bank of Canada	2.121%	2/11/2016	5/11/2016		1,179,000	Commercial Mortgage-Backed Securities	1,724,370
						Cash	47,023
Royal Bank of Canada	2.171%	2/11/2016	5/11/2016		1,534,000	Commercial Mortgage-Backed Securities	2,682,488
						Cash	61,181
Royal Bank of Canada	2.118%	2/12/2016	5/12/2016		1,289,000	Residential Mortgage-Backed Securities	1,908,882
						Cash	51,410
Royal Bank of Canada	2.168%	2/12/2016	5/12/2016		1,473,000	Commercial Mortgage-Backed Securities	2,333,320
						Cash	58,749
Royal Bank of Canada	2.018%	2/17/2016	5/17/2016		1,197,000	Commercial Mortgage-Backed Securities	1,461,927
						Cash	47,741
Royal Bank of Canada	2.118%	2/17/2016	5/17/2016		1,118,000	Residential Mortgage-Backed Securities	1,523,285
						Cash	44,590
Royal Bank of Canada	2.168%	2/17/2016	5/17/2016		621,000	Residential Mortgage-Backed Securities	873,569
						Cash	24,768
Royal Bank of Canada	2.118%	2/22/2016	5/23/2016		1,827,000	Commercial Mortgage-Backed Securities	2,274,885
						Cash	72,867
Royal Bank of Canada	1.992%	3/17/2016	6/17/2016		1,146,000	Commercial Mortgage-Backed Securities	1,380,575
						Cash	45,707
Royal Bank of Canada	2.092%	3/17/2016	6/17/2016		5,479,000	Commercial Mortgage-Backed Securities	7,269,947
						Cash	218,523
Barclays Capital Inc.	1.371%	1/21/2016	4/21/2016		1,388,524	Residential Mortgage-Backed Securities	1,866,492
Credit Suisse	0.750%	6/26/2013	TBD	**	1,990,450	Corporate Bonds & Notes	2,026,875
						Cash	235,358
Credit Suisse	1.000%	1/12/2016	TBD	**	2,102,800	Corporate Bonds & Notes	2,828,000
						Cash	248,642

Total					$50,186,774		$71,016,123

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Euro-Bund	5	6/16	$925,934	$929,209	$(3,275)
U.S. Treasury 5-Year Notes	28	6/16	3,391,584	3,392,594	(1,010)
U.S. Treasury 10-Year Notes	117	6/16	15,264,885	15,255,703	9,182

Net unrealized appreciation on open futures contracts					$4,897

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	24,344	USD	26,733	Citibank, N.A.	5/13/16	$1,000
USD	2,635,081	EUR	2,331,992	Citibank, N.A.	5/13/16	(21,589)
USD	4,511	EUR	4,001	Citibank, N.A.	5/13/16	(47)
USD	4,489	EUR	4,001	Citibank, N.A.	5/13/16	(69)
USD	2,209	EUR	2,001	Citibank, N.A.	5/13/16	(70)

Total						$(20,775)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2016, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	5,757,075	EUR	4/20/20	EURIBOR quarterly	Credit Suisse European Mortgage Capital, 2015-1HWA A, 2.750%[a], due 4/20/20, quarterly	—	$(89,018)[b]

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

[a]	Variable rate security. Interest rate disclosed is as of the most recent information available.

[b]	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviation used in this table:

EUR	— Euro

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2016